As filed with the Securities and Exchange Commission on January 28, 2005
                                    Investment Company Act file number 811-2950



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                          Short Term Income Fund, Inc.
               (Exact name of registrant as specified in charter)
                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)



                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020


                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2004

Item 1: Schedule of Investments

 SHORT TERM INCOME FUND, INC - MONEY MARKET
 STATEMENT OF NET ASSETS
 NOVEMBER 30, 2004
 (UNAUDITED)


                                                                                Maturity     Current              Amortized
        Shares/Par          Security Description                                  Date        Coupon                Cost
        ----------          --------------------                                  ----        ------                ----

ASSET BACK COMMERCIAL PAPER (16.53%)
------------------------------------------------------------------------------------------------------------------------------------

 $    40,000,000.00         CLIPPER RECEIVABLES CORPORATION, YTM 2.07%          12/01/04     -    %        $    40,000,000.00
      10,000,000.00         CXC LLC, YTM 2.01%                                  01/11/05     -                   9,977,222.22
      15,000,000.00         GREYHAWK FUNDING, YTM 2.32%                         02/22/05     -                  14,920,112.50
      30,000,000.00         LEXINGTON PARKER CAPTIAL, YTM 2.01%                 01/18/05     -                  29,920,000.00
      35,000,000.00         LOCKHART FUNDING LLC, YTM 2.05%                     01/13/05     -                  34,914,716.67
      30,435,000.00         MARKET STREET FUNDING, YTM 2.22%                    01/11/05     -                  30,358,396.80
      20,000,000.00         RECEIVABLES CAPITAL CORPORATION, YTM 1.73%
                            INSURED BY AMBAC INDEMNITY CORP.                    12/01/04     -                  20,000,000.00
 ------------------                                                                                        ------------------
 $   180,435,000.00         TOTAL ASSET BACK COMMERCIAL PAPER                                              $   180,090,448.19
 ------------------                                                                                        ------------------

COMMERCIAL PAPER (4.57%)
------------------------------------------------------------------------------------------------------------------------------------
 $    25,000,000.00         GOVCO INCORPORATED, YTM 2.27%                       02/18/05     -    %        $    24,876,013.89
      25,000,000.00         SIGMA FINANCE CORPORATION, YTM 2.30%                02/18/05     -                  24,874,368.05
 ------------------                                                                                        ------------------
 $    50,000,000.00         TOTAL COMMERCIAL PAPER                                                         $    49,750,381.94
 ------------------                                                                                        ------------------

DOMESTIC CERTIFICATE OF DEPOSIT (1.83%)
------------------------------------------------------------------------------------------------------------------------------------
 $    20,000,000.00         HARRIS TRUST & SAVINGS BANK                         12/20/04     1.66 %        $    20,000,000.00
 ------------------                                                                                        ------------------
 $    20,000,000.00         TOTAL DOMESTIC CERTIFICATE OF DEPOSIT                                          $    20,000,000.00
 ------------------                                                                                        ------------------

FLOATING RATE SECURITIES (5.97%)
------------------------------------------------------------------------------------------------------------------------------------
 $    30,000,000.00         BANK OF AMERICA (A)                                 01/28/05     2.05 %        $    30,000,000.00
      15,000,000.00         GENERAL ELECTRIC CAPITAL CORPORATION EXTENDIBLE
                            MONTHLY SECURITIES (B)                              12/16/05     2.21               15,000,000.00
      20,000,000.00         MT. VERNON PHENOL PLANT PARTNERSHIP WITH J.P.
                            MORGAN CHASE (C)
                            GUARANTEED BY GENERAL ELECTRIC COMPANY              05/19/05     2.15               20,000,000.00
 ------------------                                                                                        ------------------
 $    65,000,000.00         TOTAL FLOATING RATE SECURITIES                                                 $    65,000,000.00
 ------------------                                                                                        ------------------

FOREIGN COMMERICAL PAPER (27.78%)
------------------------------------------------------------------------------------------------------------------------------------
 $    15,000,000.00         ALLIANCE & LEICESTER PLC, YTM 1.13%                 12/29/04     -    %        $    14,986,933.33
      40,000,000.00         ANZ DELAWARE, YTM 2.12%                             02/02/05     -                  39,852,300.00
      16,500,000.00         BANCO BILBAO VIZCAYA ARGENTARIA S.A., YTM 1.89%     12/10/04     -                  16,492,245.00
      32,000,000.00         BANCO BILBAO VIZCAYA ARGENTARIA S.A., YTM 2.25%     02/16/05     -                  31,846,684.45
      20,000,000.00         BANCO SANTANDER PUERTO RICO, YTM 2.08%              12/16/04     -                  19,982,666.67
      50,000,000.00         DANSKE CORPORATION, YTM 2.07%                       12/21/04     -                  49,942,500.00
      30,000,000.00         DEPFA BANK PLC, YTM 2.01%                           01/13/05     -                  29,928,333.33
      25,000,000.00         HBOS TREASURY SERVICES, YTM 2.34%                   02/28/05     -                  24,856,302.09
      30,000,000.00         SVENSKA HANDELSBANKEN, YTM 2.28%                    02/23/05     -                  29,841,450.00
      20,000,000.00         YORKSHIRE BUILDING SOCIETY, YTM 1.89%               12/22/04     -                  19,978,066.67
      25,000,000.00         YORKSHIRE BUILDING SOCIETY, YTM 2.01%               01/12/05     -                  24,941,812.50
 ------------------                                                                                        ------------------
 $   303,500,000.00         TOTAL FOREIGN COMMERCIAL PAPER                                                 $   302,649,294.04
 ------------------                                                                                        ------------------

LETTER OF CREDIT COMMERCIAL PAPER (12.95%)
------------------------------------------------------------------------------------------------------------------------------------
 $    20,000,000.00         BANCO BRADESCO S.A., YTM 1.92%
                            LOC CALYON                                          12/14/04     -    %        $    19,986,494.44
      20,000,000.00         BANCO CONTINENTAL DE PANAMA SA, YTM 1.63%
                            LOC CALYON                                          12/06/04     -                  19,995,500.00
      22,465,000.00         BANCO RIO DE LA PLATA S.A., YTM 2.32%
                            LOC BANCO SANTANDER                                 06/17/05     -                  22,183,288.90
      40,000,000.00         DEAN HEALTH SYSTEM INC., YTM 2.05%
                            LOC MARSHALL & ILSLEY                               12/09/04     -                  39,981,777.71
      38,900,000.00         VERMONT EDA - SERIES A
                            LOC FIRST UNION NATIONAL BANK                       01/05/05     2.02               38,900,000.00
 ------------------                                                                                        ------------------
 $   141,365,000.00         TOTAL LETTER OF CREDIT COMMERCIAL PAPER                                        $   141,047,061.05
 ------------------                                                                                        ------------------

LOAN PARTICIPATION (2.75%)
------------------------------------------------------------------------------------------------------------------------------------
 $    30,000,000.00         EQUITABLE LIFE ASSURANCE SOCIETY WITH
                            J.P. MORGAN CHASE (C)                               03/21/05     2.16 %        $    30,000,000.00
 ------------------                                                                                        ------------------
 $    30,000,000.00         TOTAL LOAN PARTICIPATION                                                       $    30,000,000.00
 ------------------                                                                                        ------------------

OTHER NOTES (3.08%)
------------------------------------------------------------------------------------------------------------------------------------
 $    10,320,000.00         BERGEN COUNTY, NJ IMPROVEMENT AUTHORITY
                            CITY PROJECT NOTES
                            (OVERPECK PROJECT) - SERIES 2004, YTM 2.50%         09/22/05     2.35 %        $    10,307,580.92
       3,280,000.00         GLENDALE, WI TAXABLE BAN - SERIES 2004B             09/21/05     2.50                3,280,000.00
      20,000,000.00         WINSTON-SALEM, NC COPS                              12/10/04     1.70               20,000,000.00
 ------------------                                                                                        ------------------
 $    33,600,000.00         TOTAL OTHER NOTES                                                              $    33,587,580.92
 ------------------                                                                                        ------------------

REPURCHASE AGREEMENT (5.97%)
------------------------------------------------------------------------------------------------------------------------------------
 $    65,000,000.00         BANK OF AMERICA, PURCHASED ON 11/30/04, REPURCHASE
                            PROCEEDS AT MATURITY $65,003,683
                            (COLLATERALIZED BY $210,448,259, GNMA, 0.000%
                            TO 7.000%, DUE 12/16/28 TO 10/20/34,
                            VALUE $66,300,000)                                  12/01/04     2.04 %        $    65,000,000.00
 ------------------                                                                                        ------------------
 $    65,000,000.00         TOTAL REPURCHASE AGREEMENT                                                     $    65,000,000.00
 ------------------                                                                                        ------------------

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTE (0.64%)
------------------------------------------------------------------------------------------------------------------------------------
 $     7,000,000.00         FEDERAL HOME LOAN BANK                              06/08/05     2.02 %        $     7,000,000.00
 ------------------                                                                                        ------------------
 $     7,000,000.00         TOTAL U.S. GOVERNMENT AGENCY MEDIUM TERM NOTE                                  $     7,000,000.00
 ------------------                                                                                        ------------------

VARIABLE RATE DEMAND INSTRUMENTS (17.76%)
------------------------------------------------------------------------------------------------------------------------------------
 $     2,910,000.00         ALI INDUSTRIES INC. PROJECT (D)
                            LOC NATIONAL CITY BANK, NORTHWEST                   07/01/10     2.14 %        $     2,910,000.00
       5,500,000.00         ALLEGHENY COUNTY, PA (UNION ELECTRIC STEEL
                            CORPORATION) (D)
                            LOC PNC BANK, N.A.                                  11/01/27     2.18                5,500,000.00
       2,250,000.00         ALTA MIRA LLC (D)
                            LOC MARSHALL & ILSLEY                               11/01/34     2.28                2,250,000.00
       1,855,000.00         ARS DEVELOPMENT PROJECT (D)
                            LOC NATIONAL CITY BANK, NORTHWEST                   09/01/21     2.19                1,855,000.00
       1,270,000.00         B & V LAND COMPANY, LLC (D)
                            LOC FIRST MICHIGAN BANK                             09/01/27     2.28                1,270,000.00
       1,630,000.00         BANK OF KENTUCKY BUILDING (D)
                            LOC FIRSTAR BANK                                    12/01/19     2.20                1,630,000.00
       3,250,000.00         BOLLMAN CAPITAL, LLC - SERIES 1996A (D)
                            LOC FIRST OF AMERICAN MICHIGAN NATIONAL BANK        12/15/26     2.14                3,250,000.00
       1,000,000.00         BOOKSTORE NOTES (D)
                            LOC MARSHALL & ILSLEY                               10/01/44     2.23                1,000,000.00
         620,000.00         BURGESS & NIPLE LIMITED (D)
                            LOC NATIONAL CITY BANK, NORTHWEST                   09/01/14     2.14                  620,000.00
       1,020,000.00         BURTON I. SALTZMAN (DAVE'S SUPERMARKET, INC.
                            PROJECT) (D)
                            LOC US BANK, N.A.                                   09/01/08     2.19                1,020,000.00
         622,000.00         CAPITAL ONE FUNDING CORPORATION FLOATING RATE
                            OPTION NOTES - SERIES 1997D (D)
                            LOC BANK ONE                                        07/02/18     2.08                  622,000.00
       1,305,000.00         COMMUNITY LIMITED CARE (D)
                            LOC FIFTH THIRD BANK                                12/01/12     2.22                1,305,000.00
         920,000.00         CROWNOVER LUMBER COMPANY (D)
                            LOC FIFTH THIRD BANK                                09/01/08     2.30                  920,000.00
         610,000.00         CROWNOVER LUMBER COMPANY (D)
                            LOC FIFTH THIRD BANK                                09/01/08     2.30                  610,000.00
         300,000.00         DERBY FABRICATING LLC (D)
                            LOC FIFTH THIRD BANK                                06/01/24     2.18                  300,000.00
       4,030,000.00         DICKENSON PRESS, INC. - SERIES 1997 (D)
                            LOC FIRST MICHIGAN BANK                             01/01/27     2.28                4,030,000.00
         900,000.00         DORMONT MANUFACTURING COMPANY, INC. (D)
                            LOC PNC BANK, N.A.                                  03/01/08     2.00                  900,000.00
       8,700,000.00         DP FOX CAPITAL, LLC (D)
                            LOC MICHIGAN NATIONAL BANK                          09/01/29     2.23                8,700,000.00
       3,030,000.00         FRANK J. CATANZARO SONS AND DAUGHTERS (D)
                            LOC FIRSTAR BANK                                    01/01/15     2.15                3,030,000.00
       1,450,000.00         GESMUNDO & ASSOCIATES, INC. (D)
                            LOC NATIONAL CITY BANK, NORTHWEST                   08/15/27     2.10                1,450,000.00
       1,235,000.00         GRAVES LUMBER, INC. PROJECT (D)
                            GUARANTEED BY FEDERAL HOME LOAN BANK                11/01/10     2.19                1,235,000.00
       1,288,500.00         HCS & DJS LEASING (D)
                            LOC FIFTH THIRD BANK                                06/01/34     2.18                1,288,500.00
       3,885,000.00         HUNTER'S SQUARE, INC. PROJECT - SERIES 1998 (D)
                            LOC NATIONAL CITY BANK OF MICHIGAN/ILLINOIS         10/01/16     2.14                3,885,000.00
       1,200,000.00         ILH LLC - SERIES 2004 (D)
                            LOC FIFTH THIRD BANK                                07/01/34     2.18                1,200,000.00
         360,000.00         JAKE SWEENEY AUTOMOTIVE, INC. (D)
                            LOC FIRSTAR BANK                                    04/01/10     2.15                  360,000.00
       1,335,000.00         KBL CAPITAL FUND, INC. (D)
                            LOC OLD KENT BANK & TRUST CO.                       07/01/15     2.18                1,335,000.00
       1,175,000.00         LABELLE CAPITAL FUNDING - SERIES A (D)
                            LOC NATIONAL CITY BANK, NORTHWEST                   09/01/26     2.23                1,175,000.00
       1,200,000.00         LAM FUNDING, LLC (D)
                            LOC NATIONAL CITY BANK, NORTHWEST                   12/15/27     2.10                1,200,000.00
       8,835,000.00         LEXINGTON FINANCIAL HEALTH CARE RB -
                            SERIES 2001 (D)
                            LOC LASALLE NATIONAL BANK                           02/01/26     2.25                8,835,000.00
       1,000,000.00         LINCOLN PARKWAY LLC (D)
                            LOC FIFTH THIRD BANK                                06/01/44     2.18                1,000,000.00
       1,810,000.00         LKWP INVESTMENTS, LLC (D)
                            LOC FIRST MICHIGAN BANK                             03/01/27     2.28                1,810,000.00
         835,000.00         MACHINING CENTER (D)
                            LOC COMERICA BANK                                   10/01/27     2.28                  835,000.00
         800,000.00         MADISON, WI COMMUNITY DEVELOPMENT AUTHORITY RDA
                            (BLOCK 90 PROJECT) (D)
                            LOC US BANK, N.A.                                   10/01/08     2.28                  800,000.00
       3,575,000.00         MARYLAND HEALTH & HIGHER EDUCATIONAL FACILITIES
                            AUTHORITY
                            (GLEN MEADOWS REITREMENT COMMUNITY) (D)
                            LOC FIRST UNION NATIONAL BANK                       07/01/29     2.10                3,575,000.00
         400,000.00         MAXIMUM PRINCIPLE AMOUNT LIMITED PARTNERSHIP
                            (RIVERVIEW MEDICAL OFFICE BUILDING) (D)
                            LOC NATIONAL CITY BANK                              11/01/17     2.14                  400,000.00
       1,265,000.00         MIAMI VALLEY REALTY ASSOCIATES (D)
                            LOC KEY BANK, N.A.                                  06/01/12     2.22                1,265,000.00
       3,100,000.00         MOBILE AIRPORT (D)
                            LOC REGIONS BANK                                    10/01/24     2.14                3,100,000.00
      14,290,000.00         MOBILE, AL SPRINGHILL MEDICAL CLINIC BOARD RB
                            (SPRINGHILL MEDICAL COMPLEX) (D)
                            LOC AMSOUTH BANK, N.A.                              06/01/20     2.22               14,290,000.00
         940,000.00         MOUNT CARMEL EAST PROFESSIONAL OFFICE BUILDING -
                            SERIES 1994 (D)
                            LOC NATIONAL CITY BANK, NORTHWEST                   01/01/14     2.14                  940,000.00
       1,275,000.00         MOUNT CARMEL PARTNERSHIP PROJECT (D)
                            LOC NATIONAL CITY BANK, NORTHWEST                   08/01/14     2.14                1,275,000.00
       3,335,000.00         MOUNT ONTARIO HOLDINGS LLC (E)
                            LOC FIRSTAR BANK                                    04/01/21     2.05                3,335,000.00
         430,000.00         MUBEA, INC. PROJECT (D)
                            LOC FIFTH THIRD BANK                                12/01/04     2.15                  430,000.00
       5,000,000.00         NEW JERSEY EDA THERMAL ENERGY FACILITIES RB
                            (MARINA ENERGY) (D)
                            LOC FIRST UNION NATIONAL BANK                       09/01/21     2.09                5,000,000.00
       4,600,000.00         NEW YORK STATE HFA (KEW GARDENS HILLS) -
                            SERIES 2003B (D)
                            COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE
                            ASSOCIATION                                         05/15/36     2.06                4,600,000.00
       8,000,000.00         NEWPORT, KY INDUSTRIAL BUILDING RB (AQUARIUM
                            HOLDINGS PROJECT) (D)
                            LOC FIFTH THIRD BANK                                12/01/08     2.18                8,000,000.00
       3,350,000.00         OHIO STATE WATER DEVELOPMENT AUTHORITY RB
                            (INDEPENDENCE EXVACATING, INC.) (D)
                            LOC NATIONAL CITY BANK, NORTHWEST                   12/01/09     2.14                3,350,000.00
       3,420,000.00         ORDEAL PROPERTIES LLC (D)
                            LOC KEY BANK, N.A.                                  10/01/12     2.15                3,420,000.00
       1,800,000.00         PENNSYLVANIA EDFA TAXABLE DEVELOPMENT RB
                            (WEST 914 INCORPORATION PROJECT) -
                            SERIES 1991A (D)                                    05/01/21     2.18                1,800,000.00
                            LOC PNC BANK, N.A.
      10,900,000.00         PRD FINANCIAL LLC (D)
                            LOC NATIONAL CITY BANK, NORTHWEST                   04/01/27     2.10               10,900,000.00
       5,000,000.00         ROCHESTER, NY INSTITUTE OF TECHNOLOGY -
                            SERIES 2004 (D)                                     11/01/21     2.19                5,000,000.00
       1,925,000.00         SACRAMENTO COUNTY HOUSING AUTHORITY
                            (HIDDEN OAKS APARTMENTS) - SERIES 1999 (D)
                            GUARANTEED BY FEDERAL NATIONAL MORTGAGE
                            ASSOCIATION                                         05/15/29     2.15                1,925,000.00
      10,000,000.00         SEA ISLAND COMPANY & SEA ISLAND COASTAL
                            PROPERTIES LLC - SERIES 2003B (D)
                            LOC COLUMBUS BANK & TRUST COMPANY                   04/01/23     2.23               10,000,000.00
         825,000.00         SGS TOOL COMPANY - SERIES 1996 (D)
                            LOC HUNTINGTON NATIONAL BANK                        06/01/06     2.19                  825,000.00
       3,020,000.00         SHELBURNE REALTY & TROY REALTY (D)
                            LOC NATIONAL CITY BANK, NORTHWEST                   04/01/17     2.14                3,020,000.00
       1,600,000.00         SOARING EAGLE PARTNERS LP (D)
                            LOC PNC BANK, N.A.                                  10/01/12     2.28                1,600,000.00
      13,580,000.00         SOUTHWESTERN GROUP, LIMITED PROJECT (D)
                            LOC FIRSTAR BANK                                    07/01/21     2.15               13,580,000.00
       3,105,000.00         ST. ANN'S MEDICAL OFFICE BUILDING LIMITED
                            PARTERNSHIP (D)
                            LOC NATIONAL CITY BANK OF MICHIGAN/ILLINOIS         11/01/19     2.14                3,105,000.00
       6,678,000.00         STONEGATE PARTNERS I, LLC (STONEGATE PARTNERS
                            PROJECT) - SERIES 2002 (D)
                            LOC US BANK, N.A.                                   06/01/34     2.14                6,678,000.00
       4,820,000.00         TOM RICHARDS, INC. (TEAM LAND, LLC/TEAM
                            INDUSTRIES) (D)
                            GUARANTEED BY FEDERAL HOME LOAN BANK                12/01/16     2.14                4,820,000.00
       3,000,000.00         TRI-PARK VILLAS NOTES (D)
                            LOC MARSHALL & ILSLEY                               10/01/44     2.23                3,000,000.00
       1,400,000.00         UAI TECHNOLOGIES, INC. - SERIES 1998 (D)
                            LOC FIRST UNION NATIONAL BANK                       05/01/18     2.25                1,400,000.00
       1,160,000.00         VALLEY CITY LINEN CO. (D)
                            LOC FIRST MICHIGAN BANK                             02/01/27     2.28                1,160,000.00
       3,525,000.00         WASHINGTON STATE HFC MHRB
                            (THE VINTAGE AT RICHLAND PROJECT) -
                            SERIES 2004B (D)
                            GUARANTEED BY FEDERAL NATIONAL MORTGAGE
                            ASSOCIATION                                         01/15/38     2.12                3,525,000.00
 ------------------                                                                                        ------------------
 $   193,448,500.00         TOTAL VARIABLE RATE DEMAND INSTRUMENTS                                         $   193,448,500.00
 ------------------                                                                                        ------------------

                            Total Investments (99.83%)                                                     $ 1,087,573,266.14

                            Net Cash (0.17%)                                                                     1,853,427.18
                                                                                                           ------------------
                            Net Assets (100.00%)                                                           $ 1,089,426,693.32
                                                                                                           ==================
                            Shares Outstanding :
                                 Class A                                                                       388,301,509.42
                                                                                                           ==================
                                 Class B                                                                       565,722,506.26
                                                                                                           ==================
                                 FSW Shares                                                                    135,403,594.30
                                                                                                           ==================
                            NAV:

                                 Class A                                                                   $             1.00
                                                                                                           ==================
                                 Class B                                                                   $             1.00
                                                                                                           ==================
                                 FSW Shares                                                                $             1.00
                                                                                                           ==================

FOOTNOTES:

(A) The interest rate changes daily based upon Prime minus 2.95%.
(B) The interest rate changes monthly based upon one month LIBOR plus 0.10%.
(C) The interest rate is adjusted monthly based UPON one month LIBOR plus 0.02%
(D) Securities payable on demand at par including accrued interest
    (with seven days notice).  Interest is adjusted weekly.
(E) Securities payable on demand at par including accrued interest (with one day notice). Interest is adjusted daily.



KEY:

     BAN      =   Bond Anticipation Notes                            HFC    =   Housing Finance Commission
     COPS     =   Certificates of Participation                      LOC    =   Letter of Credit
     EDA      =   Economic Development Authority                     MHRB   =   Multi - Family Housing Revenue Bond
     EDFA     =   Economic Development Finance Authority             RB     =   Revenue Bond
     GNMA     =   Government National Mortgage Association           RDA    =   Revenue Development Authority
     HFA      =   Housing Finance Authority                          YTM    =   Yield to maturity


 SHORT TERM INCOME UND, INC. - U.S. GOVERNMENT
 STATEMENT OF NET ASSETS
 NOVEMBER 30, 2004
 (UNAUDITED)

                                                                                Maturity     Current             Amortized
        Shares/Par          Security Description                                  Date       Coupon                 Cost
        ----------          --------------------                                  ----       ------                 ----

REPURCHASE AGREEMENTS (57.78%)
------------------------------------------------------------------------------------------------------------------------------------
 $  115,000,000.00          ANNALY MORTGAGE MANAGEMENT, INC., PURCHASED ON
                            11/30/04, REPURCHASE PROCEEDS AT MATURITY
                            $115,006,613 (COLLATERALIZED BY $198,130,112, GNMA,
                            3.000% TO 4.000%, DUE 07/20/32 TO 01/20/34,
                            VALUE $117,300,000)                                 12/01/04     2.07 %        $   115,000,000.00
     26,000,000.00          BANK OF AMERICA, PURCHASED ON 11/30/04, REPURCHASE
                            PROCEEDS AT MATURITY $26,001,473 (COLLATERALIZED BY
                            $30,967,591, GNMA, 0.000% TO 2.860%,
                            DUE 03/20/31 TO 07/20/34, VALUE $26,520,001)        12/01/04     2.04               26,000,000.00
    115,000,000.00          BEAR, STEARNS & CO., PURCHASED ON 11/30/04,
                            REPURCHASE PROCEEDS AT MATURITY $115,006,517
                            (COLLATERALIZED BY $188,901,799, GNMA, 3.375%
                            TO 8.500%, DUE 01/15/19 TO 11/20/34,
                            VALUE $117,304,594)                                 12/01/04     2.04              115,000,000.00
     37,000,000.00          J.P. MORGAN SECURITIES, INC., PURCHASED ON 11/30/04,
                            REPURCHASE PROCEEDS AT MATURITY $37,002,086
                            (COLLATERALIZED BY $56,905,939, GNMA, 3.375%
                            TO 7.500%, DUE 11/15/27 TO 07/20/34,
                            VALUE $37,741,334)                                  12/01/04     2.03               37,000,000.00
     26,000,000.00          UBS PAINE WEBBER, PURCHASED ON 11/30/04, REPURCHASE
                            PROCEEDS AT MATURITY $26,001,481 (COLLATERALIZED BY
                            $37,830,434, GNMA, 5.500% TO 6.500%,
                            DUE 06/15/33 TO 09/20/33, VALUE $26,521,904)        12/01/04     2.05               26,000,000.00
 -----------------                                                                                         ------------------
 $  319,000,000.00          TOTAL REPURCHASE AGREEMENTS                                                    $   319,000,000.00
 -----------------                                                                                         ------------------

U.S. GOVERNMENT OBLIGATIONS (42.07%)
------------------------------------------------------------------------------------------------------------------------------------
 $   85,000,000.00          U.S. TREASURY BILL, YTM 1.80%                       12/02/04     -    %        $    84,995,750.00

     60,000,000.00          U.S. TREASURY BILL, YTM 1.78%                       02/03/05     -                  59,811,733.33

     50,000,000.00          U.S. TREASURY BILL, YTM 2.20%                       04/14/05     -                  49,594,277.77

     20,000,000.00          U.S. TREASURY BILL, YTM 2.29%                       05/05/05     -                  19,805,173.61

     18,000,000.00          U.S. TREASURY NOTE, YTM 1.29%                       03/31/05     1.63               18,019,828.87
 -----------------                                                                                         ------------------
 $  233,000,000.00          TOTAL U.S. GOVERNMENT OBLIGATIONS                                              $   232,226,763.58
 -----------------                                                                                         ------------------

                            Total Investments (99.85%)                                                     $   551,226,763.58
                            Net Cash (0.15%)                                                                       819,111.97
                                                                                                           ------------------
                            Net Assets (100.00%)                                                           $   552,045,875.55
                                                                                                           ==================
                            Shares Outstanding :
                                 Class A                                                                       274,399,007.63
                                                                                                           ==================
                                 Class B                                                                       277,646,867.92
                                                                                                           ==================
                            NAV:

                                 Class A                                                                   $             1.00
                                                                                                           ==================
                                 Class B                                                                   $             1.00
                                                                                                           ==================



KEY:
      GNMA   =   Government National Mortgage Association
      YTM    =   Yield to Maturity

Item 2:    Controls and Procedures


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Short Term Income Fund, Inc.


 By (Signature and Title)*                      /s/Rosanne Holtzer
                                                   Rosanne Holtzer, Secretary


Date: January 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/Steven W. Duff
                                                   Steven W. Duff, President


Date: January 28, 2005


By (Signature and Title)*                       /s/Anthony Pace
                                                   Anthony Pace, Treasurer


Date: January 28, 2005


* Print the name and title of each signing officer under his or her signature.